Equity - Schedule of changes in share of associates, joint ventures and other reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [Line Items]
Opening balance	€ (2,192)	€ (540)
Closing balance	(2,767)	(2,192)	€ (540)
Share of associates, joint ventures and other reserves
Disclosure of equity [Line Items]
Opening balance	3,603	3,416	3,246
Result for the year	336	161	191
Transfer to/from retained earnings	(892)	26	(21)
Closing balance	€ 3,047	€ 3,603	€ 3,416